Interest Income and Expense	3 Months Ended
Jan. 31, 2020
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Interest Income and Expense

NOTE 20:  INTEREST INCOME AND EXPENSE

The following table presents interest income and interest expense by basis of accounting measurement. Refer to Note 2 of the 2019 Annual Consolidated Financial Statements for the type of instruments measured at amortized cost and FVOCI.

Interest Income and Expense[1]

(millions of Canadian dollars)		For the three months ended
	January 31, 2020		January 31, 2019
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost[2]	$7,957	$2,517	$7,825	$2,928

Measured at FVOCI	645	–	860	–
	8,602	2,517	8,685	2,928

Not measured at amortized cost or FVOCI[3]	1,792	1,576	1,859	1,756
Total	$10,394	$4,093	$10,544	$4,684

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes interest expense on lease liabilities for the three months ended January 31, 2020 of $39 million upon adoption of IFRS 16 on November 1, 2019.
[3]	Includes interest income, interest expense, and dividend income for financial instruments that are measured or designated at FVTPL and equities designated at FVOCI.